RELATED PARTIES - Narrative (Details) $ in Millions, ₩ in Billions		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 KRW (₩)
Disclosure of transactions between related parties [line items]
Management fee percent				1.05%
Investment properties				$ 1,930	$ 1,743
Brookfield Wealth Solutions (BWS) | Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Investment properties						$ 750
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee expense		$ 52	$ 48	104	$ 95
Total for all related parties | Opportunistic Real Estate Fund Investments | Sale of investment property
Disclosure of transactions between related parties [line items]
Investment properties	$ 126
Total for all related parties | South Korea Mixed-Use
Disclosure of transactions between related parties [line items]
Total commitments		826		826			₩ 1,200
Contractual capital commitments		$ 100		$ 100
Partnership (as a percentage)				12.00%
Total for all related parties | Brookfield Wealth Solutions (BWS) | BSREP III
Disclosure of transactions between related parties [line items]
Investment properties						688
Total for all related parties | India REIT | BSREP III
Disclosure of transactions between related parties [line items]
Investment properties						$ 777